(PIMCO Government Money Market Fund)

PIMCO Funds

Supplement Dated May 23, 2013 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund

The following changes are effective July 1, 2013.

The PIMCO Government Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Retail) (PIMCO Government Money Market Fund)		Class A	Class C	Class R
Management Fees		0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	[1]	0.33%	0.33%	0.33%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Government Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
If you redeem your shares at the end of each period:
Expense Example (PIMCO Government Money Market Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	34	106	185	418
Class C	34	106	185	418
Class R	34	106	185	418

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Government Money Market Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	34	106	185	418
Class C	34	106	185	418
Class R	34	106	185	418

(PIMCO Money Market Fund)
The PIMCO Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Retail) (PIMCO Money Market Fund)		Class A	Class B	Class C
Management Fees		0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	[1]	0.47%	0.47%	0.47%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
If you redeem your shares at the end of each period:
Expense Example (PIMCO Money Market Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	48	151	263	591
Class B	48	151	263	591
Class C	48	151	263	591

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Money Market Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	48	151	263	591
Class B	48	151	263	591
Class C	48	151	263	591

(PIMCO Treasury Money Market Fund)
The PIMCO Treasury Money Market Fund's fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (Retail) (PIMCO Treasury Money Market Fund)		Class A	Class C	Class R
Management Fees		0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees
Other Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.36%	0.36%	0.36%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.33%	0.33%	0.33%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The PIMCO Treasury Money Market Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
If you redeem your shares at the end of each period:
Expense Example (PIMCO Treasury Money Market Fund) (Retail) (USD $)	1 Year	3 Years
Class A	34	106
Class C	34	106
Class R	34	106

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Treasury Money Market Fund) (Retail) (USD $)	1 Year	3 Years
Class A	34	106
Class C	34	106
Class R	34	106